Submission	Dec. 19, 2025
Submission [Line Items]
Central Index Key	0001780785
Registrant Name	CN ENERGY GROUP. INC.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Issuer Name	CN Energy Group. Inc.